Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions
30.	RELATED PARTY TRANSACTIONS

(A)	In addition to the transactions disclosed elsewhere in these consolidated financial statements, the Group had the following transactions with related parties during the years:

		For the year ended December 31,
	Notes	2021	2022	2023
		US$	US$	US$
Capital market solutions services rendered to fellow subsidiaries	(i)	148	3	—

Capital market solutions services rendered to related companies controlled by a director of the Company	(i)	—	1,149	—

Capital market solutions services rendered to former fellow subsidiaries	(i)	13,417	—	—

		For the year ended December 31,
	Notes	2021	2022	2023
		US$	US$	US$
Management fee paid to immediate holding company	(i)	19	18	—

Investment advisory fee paid to a fellow subsidiary	(i)	23	21	—

Insurance commission paid to a fellow subsidiary	(i)	7	—	—

Insurance commission received from immediate holding company and a fellow subsidiary	(i)	—	4	48

Digital solutions and other services income from immediate holding company	(i)	—	1,592	2,554

Fashion, arts and luxury media advertising and marketing services from immediate holding company	(i)	—	2,888	2,726

Acquisition of investment from immediate holding company	(ii)(a)	20,930	—	—

Acquisition of investments from fellow subsidiaries	(ii)(b)	1,481	—	—

Proceed of disposal of an investment to a former fellow subsidiary	(ii)(c)	48,573	—	—

Administrative service fee paid to immediate holding company	(iii)	3,087	3,767	4,597

Interest income from immediate holding company	(iv)	14,926	9,703	10,489

Stock loan interest income from a former fellow subsidiary	(i)	4	—	—

Recharge from/(to) immediate holding company
—Staff costs		2,841	4,084	—
—Premises cost		1,796	1,469	—

	(iii)	4,637	5,553	—

Treasury shares repurchased from immediate holding company	27	642,055	320,603	40,000

Perpetual securities redeemed from a former fellow subsidiary		598	—	—

Perpetual securities redeemed from a related company		4,594	—	—

Acquisition of AMTD Digital from immediate holding company and fellow subsidiaries	(ii)(d)	—	740,451	—

Acquisition of AMTD Assets from immediate holding company	(ii)(e)	—	—	268,000

Disposal of financial assets at fair value through profit or loss to immediate holding company	(ii)(f)	—	—	80,155

Notes:
(i)	The terms of these services were comparable to the fee and conditions offered to the major customers of the Group.
(ii)	a.	In 2021, the transaction represented the acquisition of 19.9% interest in another fellow subsidiary, AMTD Assets Alpha Group, from AMTD Group based on the investee’s net asset value on the date of acquisition. The considerations were settled through the current account with AMTD Group.

	b.	In 2021, the transaction represented the acquisition of an unlisted equity investment from a fellow subsidiary.

c.
The transactions represented the disposal of financial assets at fair value through profit or loss to a related company based on the fair value as of the date of disposal. The gain on disposal amounted to

US
$16,094.

	d.	In 2022, the Group acquried 82.7% interest in AMTD Digital from the immediate holding company and fellow subsidiaries at a consideration of approximately US$993 million.

	e.	In 2023, the Group acquired 100% interest in AMTD Assets from the immediate holding company at a consideration of US$268,000.

	f.	In 2023, the Group disposed a financial assets at fair value through profit or loss to the immediate holding company at a consideration of US$80,155.

(iii)	The staff costs and premises cost was recharged by the immediate holding company based on actual usage. Starting from July 2022, the immediate holding company charged a fixed service fee of HK$9 million

(HK$6
million prior
to July 2022) per quarter for other administrative expenses..
(iv)	The transaction represented the interest income charged at 2% per annum on the outstanding amount due from the immediate holding company which was payable on demand.

(B)	In addition to balances disclosed elsewhere in these consolidated financial statements, the Group had the following outstanding balances with related parties:

(i)
Treasury functions of the Group are conducted centrally under AMTD Group and inter-company fund transfers were carried out among the entities within AMTD Group. The treasury function manages available funds at AMTD Group level and allocates the funds to various entities within AMTD Group for their operations. On July 15, 2022, the Group and its subsidiary entered into an intercompany financing agreement with its immediate holding company. Under such agreement, any intercompany receivables and payables balances with the immediate holding company and the fellow subsidiaries shall be settled on a net basis with the immediate holding company. As of December 31,
2021,
2022 and 2023, the gross carrying amount on amount due from immediate holding company is
US$275,127,
US$287,178 and US$1,057,007 respectively, which bears interest at 2% per annum and are unsecured and repayable on demand. The impairment loss provided under expected credit loss model as of December 31,

2021,
2022 and 2023 is
 nil,
nil and US$4,988, respectively. The Group did not have any outstanding balances with its fellow subsidiaries.

(ii)
As of December 31, 2023, the amount due to a
non-controlling
shareholder comprised of (i) interest bearing balance of US$7,643 at a variable rate of 2 times of HIBOR plus 1.15% per annum, (ii) interest bearing balance of US$25,479 at a variable rate of HIBOR plus 1.15% per annum and
(iii) non-interest
bearing balance of US$22,681. The amount due to a
non-controlling
shareholder was unsecured
.

(C)	Compensation of key management personnel of the Group:

	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$
Short-term employee benefits	2,885	4,255	1,459
Other long-term benefit	7	13	6

	2,892	4,268	1,465